SUBSIDIARY PUBLIC ISSUERS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Schedule of consolidated summary balance sheet financial information
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Canadian Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at December 31, 2023:
Current assets	$65	$400	$2,695	$790	$4,611	$(3,951)	$4,610
Long-term assets	4,735	246	2	44,239	71,435	(49,139)	71,518
Current liabilities	72	8	32	8,406	7,658	(8,138)	8,038
Long-term liabilities	—	—	2,650	56	35,405	—	38,111
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	18,863	—	18,863
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,684	—	—	2,684
BEPC exchangeable shares	—	—	—	—	2,479	—	2,479
Preferred equity	—	583	—	—	—	—	583
Perpetual subordinated notes	—	—	—	592	—	—	592
Preferred limited partners’ equity	760	—	—	765	—	(765)	760
As at December 31, 2022:
Current assets	$61	$391	$2,336	$834	$4,172	$(3,611)	$4,183
Long-term assets	4,860	241	3	33,830	59,860	(38,866)	59,928
Current liabilities	60	7	30	7,877	4,455	(7,486)	4,943
Long-term liabilities	—	—	2,299	16	30,567	—	32,882
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	14,755	—	14,755
Participating non-controlling interests – in a holding subsidiary – Redeemable\Exchangeable units held by Brookfield	—	—	—	2,892	—	—	2,892
BEPC exchangeable shares	—	—	—	—	2,561	—	2,561
Preferred equity	—	571	—	—	—	—	571
Perpetual subordinated notes	—	—	—	592	—	—	592
Preferred limited partners’ equity	761	—	—	765	—	(766)	760
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Schedule of consolidated summary income statement financial information

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters	Other Subsidiaries(1)(2)	Consolidating adjustments(3)	Brookfield Renewable consolidated
For the year ended December 31, 2023
Revenues	$—	$—	$—	$—	$5,038	$—	$5,038
Net income (loss)	(50)	—	3	(724)	1,686	(299)	616
For the year ended December 31, 2022
Revenues	$—	$—	$—	$—	$4,711	$—	$4,711
Net income (loss)	(122)	—	2	(1,322)	772	808	138
For the year ended December 31, 2021
Revenues	$—	$—	$—	$—	$4,096	$—	$4,096
Net income (loss)	(136)	—	—	(1,185)	561	694	(66)
(1)Includes investments in subsidiaries under the equity method.
(2)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco, and the Subsidiary Credit Supporters.
(3)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.